SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk and uncertainties (Details)	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Oct. 31, 2023 CNY (¥)	Oct. 31, 2022 USD ($)
Effects of Reinsurance [Line Items]
General insurance expense | ¥		¥ 500,000
Cash and due from banks | $	$ 2,383			$ 2,508
PRC
Effects of Reinsurance [Line Items]
General insurance expense	68,000	¥ 500,000
Cash and due from banks	695,000		¥ 5,085,934
Limited insurance	$ 623,000		¥ 4,561,614